Adoption of New and Revised Standards - Schedule of New and Amended IFRS Accounting Standards (Details)	12 Months Ended
Dec. 31, 2025
IFRS 18 Presentation and Disclosure in Financial Statements [Member]
Schedule of New and Amended IFRS Accounting Standards [Line Items]
New standards title	IFRS 18 Presentation and Disclosure in Financial Statements
Effective date	Jan. 01, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures [Member]
Schedule of New and Amended IFRS Accounting Standards [Line Items]
New standards title	IFRS 19 Subsidiaries without Public Accountability: Disclosures
Effective date	Jan. 01, 2027
Amendments to IAS 31 Translation to a Hyperinflationary Presentation Currency [Member]
Schedule of New and Amended IFRS Accounting Standards [Line Items]
New standards title	Amendments to IAS 31 Translation to a Hyperinflationary Presentation Currency
Effective date	Jan. 01, 2027
Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosure: Classification and Measurement of Financial Instruments [Member]
Schedule of New and Amended IFRS Accounting Standards [Line Items]
New standards title	Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosure: Classification and Measurement of Financial Instruments
Effective date	Jan. 01, 2026
Annual Improvements to IFRS – Volume 11 [Member]
Schedule of New and Amended IFRS Accounting Standards [Line Items]
New standards title	Annual Improvements to IFRS – Volume 11
Effective date	Jan. 01, 2026
Amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures : Sale or Contribution of Assets between an investor and its Associate or Joint Venture [Member]
Schedule of New and Amended IFRS Accounting Standards [Line Items]
New standards title	Amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures : Sale or Contribution of Assets between an investor and its Associate or Joint Venture
Effective date	Effective date has been removed temporarily by the IASB